Fair Value Measurements - Loan Risk Ratings (Details) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2021 USD ($) loan	Dec. 31, 2020 USD ($) loan
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Number of Loans | loan	7	5
Carrying value | $	$ 147,247	$ 91,879
Weighted average risk rating	3.0	3.0
Risk Rating, 3
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Number of Loans | loan	7	5
Carrying value | $	$ 147,247	$ 91,879